Financial risk management - Summary of Financial Assets Subject to Offsetting (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	S/ 120,878	S/ 143,201
Net amounts of financial assets presented in the consolidated statement of financial position	120,878	143,201
Financial instruments (including non-cash guarantees)	(31,633)	(30,231)
Cash guarantees received	(60,063)	(35,645)
Net amount	29,182	77,325
Financial investments, Derivatives receivable [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognized financial assets	120,878	143,201
Net amounts of financial assets presented in the consolidated statement of financial position	120,878	143,201
Financial instruments (including non-cash guarantees)	(31,633)	(30,231)
Cash guarantees received	(60,063)	(35,645)
Net amount	S/ 29,182	S/ 77,325